Loans to and Investments in Associated Companies - Linkem (Details) - Linkem $ in Millions	12 Months Ended
Nov. 30, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	42.00%
Percentage of ownership upon conversion of preferred shares	54.00%
Percentage of total voting securities	48.00%
Shareholder loans principal outstanding	$ 58.1
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Shareholder loans interest rate	5.00%